Initial Public Offering	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Equity [Abstract]
Initial Public Offering
NOTE 3 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 20,010,000 Units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary shares and one-half of
one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 3 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 20,010,000 Units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary shares and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).